Inventories (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Inventories [Abstract]
Schedule of Inventory

Inventories, consist of the following:

	As of
	September 30, 2025	December 31, 2024
	(Unaudited)
Raw materials	$3,928,003	$2,233,878
Goods in transit	388,229	3,360,649
Work in progress	38,805	64,902
Finished goods	3,818,902	2,068,461
	8,173,939	7,727,890
Less: provision for net realizable value allowance	(730,290)	(298,597)
	$7,443,649	$7,429,293

Inventories, consist of the following:

	As of December 31,
	2024	2023
Raw materials	$2,233,878	$1,497,547
Goods in transit	2,178,475	34,081
Work in progress	64,902	65,634
Goods shipped	1,182,174	386,637
Finished goods	2,068,461	1,774,027
	7,727,890	3,757,926
Less: provision of stock obsolescence	(298,597)	(330,065)
	$7,429,293	$3,427,861

Schedule of Stock Obsolence of Inventories

Movement in provision of stock obsolescence of inventories was as follows:

	As of
	September 30, 2025	December 31, 2024
	(Unaudited)
Opening balance	$(298,597)	(330,065)
Provision for the period	(525,460)	(123,342)
Write-offs	93,767	154,810
Closing balance	$(730,290)	(298,597)

Movement in the Provision of stock obsolescence was as follows:

	As of December 31,
	2024	2023
Opening balance	$(330,065)	(213,813)
Provision for the period	(123,342)	(305,372)
Write-offs	154,810	189,120
Closing balance	$(298,597)	(330,065)